Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Research and development expense	$ 1,748,000	$ 1,791,000	$ 2,621,000	$ 1,680,000
Cash in bank	$ 250,000		$ 250,000
Operating lease, term of contract	the Company’s current rental agreements include a rental period duration between twelve to twenty-four (24) months,
Operating lease, option to extend	an option to extend for an additional twelve to twenty-four (24) months.
Revenue percentage	23.00%
Bad debt expenses	$ 0	$ 0
Accounts Receivable [Member]
Product Information [Line Items]
Revenue percentage	69.00%
Rental Equipment [Member]
Product Information [Line Items]
Estimated useful life	3 years
One Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	31.00%	45.00%	45.00%	92.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage	54.00%	100.00%	100.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	14.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage	16.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%
Four Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage	49.00%		73.00%
Two Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%		13.00%
Three Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%